Label	Element	Value
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco® V.I. Nasdaq 100 Buffer Fund - September